LOANS (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Related Parties	$ 6,455,000	$ 9,519,000	$ 250,000
Loans and Leases Receivable, Related Parties, Additions	22,643,000	24,966,000
Loans and Leases Receivable, Related Parties, Collections	25,707,000	32,316,000
Ownership Percentage Of Officer And Directors In Other Companies	10.00%
Loans Pledged as Collateral	$ 80,567,000	$ 92,517,000